Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[1],[2],[3]	Dec. 31, 2018 MXN ($)		Dec. 31, 2018 USD ($)	[2],[3]	Jun. 30, 2018 MXN ($)	[4],[5]	Dec. 31, 2017 MXN ($)	[4],[5]
Cash and cash equivalents [abstract]
Cash and bank balances	$ 38,148				$ 31,768
Cash equivalents	32,324				30,279
Cash and cash equivalents	$ 70,472	[1],[2]	$ 3,669		$ 62,047	[2]	$ 3,230		$ 53,876		$ 96,944

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[3]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[4]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1.
[5]	The information herein was not restated with the adjustments, which was not material, to reflect the financial information of its subsidiaries in Argentina that operate in a hyperinflationary economic environment.